Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Components of Finite-Lived Intangible Assets

The components of intangible assets, all of which are finite-lived, were as follows:

	March 31, 2015	March 31, 2014
Cost
Acquired technology	$29,600	$29,600
Customer relationships	17,500	17,500
Other intellectual property	3,801	3,918

	$50,901	$51,018
Accumulated amortization
Acquired technology	$29,600	$29,600
Customer relationships	17,500	17,500
Other intellectual property	3,552	3,469

	$50,652	$50,569
Net book value
Acquired technology	$—	$—
Customer relationships	—	—
Other intellectual property	249	449

	$249	$449